CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2016
CONVERTIBLE DEBT
CONVERTIBLE DEBT

11. CONVERTIBLE DEBT

In December 2013, the Company issued and sold $600.0 (RUB 19,719 at the exchange rate as of sale date) in aggregate principal amount of 1.125% convertible senior notes due December 15, 2018 at par. The Company also granted to the initial purchasers a right to purchase up to an additional $90.0 (RUB 2,981 at the exchange rate as of sale date) in aggregate principal amount of notes solely to cover over‑allotments. In January 2014, the Company issued and sold an additional $90.0 in aggregate principal amount of 1.125% convertible senior notes due December 15, 2018 (together, the “Notes”) at par. Interest at an annual rate of 1.125% is payable semi‑annually on June 15 and December 15 of each year, beginning on June 15, 2014. The Notes are convertible into cash, Class A shares of the Company or a combination of cash and Class A shares, at the Company’s election, under circumstances described below, based on an initial conversion rate of 19.44 Class A shares per $1,000 principal amount of Notes (which represents an initial conversion price of approximately $51.45 per share), subject to adjustment on the occurrence of fundamental change as defined in the agreement. The Notes are convertible, at the option of the holder, prior to June 15, 2018, if i) the last reported sale price of the Class A shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days is greater than or equal to 130% of the conversion price on each applicable trading day; ii) during a 5 business day period after any 10 consecutive trading day period in which the trading price per $1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the Company’s Class A shares and the conversion rate on each such trading day; iii) upon the occurrence of specified corporate events. On or after June 15, 2018, the Notes can be converted at the option of the holder regardless of the foregoing circumstances at any time until the close of business on the business day immediately preceding the maturity date of the Notes. The Company will not have the right to redeem the Notes prior to maturity, except in connection with certain changes in tax laws. As of December 31, 2016, none of the conditions allowing the conversion of the Notes had been met.

The net proceeds to the Company from the sale of the Notes (including over‑allotments) were approximately RUB 22,479 ($683.1 at the exchange rates as of sale date). Debt issuance costs were approximately RUB 228 ($4.1), of which RUB 38 ($0.7) was allocated to additional paid‑in capital and RUB 190 ($3.4) was allocated to deferred issuance costs which are presented as a reduction of the carrying value of the Notes and will be amortized as interest expense over the term of the Notes. As of December 31, 2015 and 2016, unamortized deferred issuance cost was RUB 151 and RUB 65 ($1.1), respectively.

The Company separately accounts for the liability and equity components of the Notes. The carrying value of the liability component of RUB 18,972  ($576.7 at the exchange rates as of sale date) was initially recognized at the present value of its cash flows using a discount rate of 4.84%, the Company’s estimated borrowing rate at the date of the issuance for a similar debt instrument without the conversion feature. Debt discount is amortized using the effective interest method over the period from the origination date through the stated maturity date. The value of the equity component of RUB 3,728 ($113.3 at the exchange rates as of sale date) was calculated by deducting the fair value of the liability component from the initial proceeds ascribed to the convertible debt instrument as a whole and was recorded as a debt discount.

During 2016, the Company repurchased and retired $87.4 in aggregate principal amount of the outstanding Notes for cash consideration of $82.0 (RUB 5,397 (or $89.0 at the convenience translation rate)); during 2015, the Company repurchased and retired $119.4 in aggregate principal amount of the outstanding Notes for cash consideration of RUB 6,096; during 2014, the Company repurchased and retired $150.0 in aggregate principal amount of the outstanding Notes for cash consideration of RUB 6,414. The Company recorded a gain of RUB 53 ($0.9), RUB 310 and RUB 548 on the extinguishment of the debt within the other income, net line in the consolidated statement of income for the years ended December 31, 2016, 2015 and 2014, respectively.

The carrying value of the Notes as of December 31, 2015 and 2016 consisted of the following:

	2015	2016	2016
	RUB	RUB	$
1.125% Convertible Senior Notes due December 2018	30,654	20,211	333.2
Unamortized debt discount	(3,129)	(1,396)	(23.0)
Unamortized debt issuance cost	(151)	(65)	(1.1)
Total convertible debt	27,374	18,750	309.1

The remaining unamortized debt discount of RUB 1,396 ($23.0) as of December 31, 2016 will be amortized over the remaining life of the Notes, which is approximately 2.0 years.

The Company recognized RUB 1,091, RUB 1,293 and RUB 1,208  ($19.9) as interest expenses related to the contractual interest coupon, amortization of the debt discount and issuance expenses for the years ended December 31, 2014, 2015 and 2016, respectively. The effective interest rate on the liability component for the 2014 –2016 period was 5.1%.